CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents (Note 4)	$ 87.7	$ 511.1
Receivables	61.4	65.9
Prepaid expenses and other (Note 6)	39.2	39.4
Current assets	188.3	616.4
Royalty, stream and working interests, net (Note 3)	4,385.0	3,939.2
Investments (Note 5)	169.4	203.1
Deferred income tax assets	14.5	14.5
Other assets (Note 7)	14.6	15.2
Total assets	4,771.8	4,788.4
LIABILITIES
Accounts payable and accrued liabilities	21.4	21.5
Current income tax liabilities	1.6	1.1
Current liabilities	23.0	22.6
Deferred income tax liabilities	61.7	60.3
Total liabilities	84.7	82.9
SHAREHOLDERS' EQUITY (Note 14)
Common shares	5,115.5	5,107.8
Contributed surplus	15.7	14.2
Deficit	(261.6)	(310.0)
Accumulated other comprehensive loss	(182.5)	(106.5)
Total shareholders' equity	4,687.1	4,705.5
Total liabilities and shareholders' equity	$ 4,771.8	$ 4,788.4